Employee share scheme reserve - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Employee share scheme reserve
Employee share-based compensation reserve balance	$ 730,488		$ 661,495
Share compensation scheme charge/(reversal)	$ 68,993	$ 67,502